DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Charges

(in thousands of $)	2012	2011
Capitalized financing fees and expenses	3,405	3,414
Accumulated amortization	(2,183)	(1,304)
	1,222	2,110